Other Finance Expenses - Components of other finance expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Other Finance Expenses
Bank fees, charges	$ 137	$ 224	$ 184	$ 281
Commitment fees	62	62	123	123
Total other finance expense	$ 199	$ 286	$ 307	$ 404